Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Summary of the Company's future minimum commitments under the Company's facility lease	The following table summarizes the Company's future minimum commitments under the Company's facility lease at December 31, 2012 (in thousands):

Rent payments
2013	$842
2014	702

$1,544